Balances and Transactions with Related Parties (Details Narrative) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Mr. Alexander Rabinovich [member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions	₪ 11,000
Canndoc ltd [member]
IfrsStatementLineItems [Line Items]
Rental income	₪ 175	₪ 169